SHAREHOLDERS' EQUITY - Movement in PSU and RSU Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	1,707,571	0
Granted (in shares)	309,637	137,272
Assumed with the Newmarket transaction (in shares)	0	1,620,857
Cancelled (in shares)	(61,041)	(16,767)
Redeemed (in shares)	(1,613,961)	(33,791)
Ending balance (in shares)	342,206	1,707,571
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	108,589	0
Granted (in shares)	326,694	157,272
Assumed with the Newmarket transaction (in shares)	0	0
Cancelled (in shares)	(66,041)	(26,767)
Redeemed (in shares)	(4,979)	(21,916)
Ending balance (in shares)	364,263	108,589